Document and Entity Information	6 Months Ended
Mar. 31, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	Castor Maritime Inc.
Entity Central Index Key	0001720161
Current Fiscal Year End Date	--09-30
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2